Consolidated Statement of Changes in Equity - EUR (€) € in Thousands	Total	Capital increase February	Capital increase June	Share capital	Share capital Capital increase February	Share capital Capital increase June	Share premium	Share premium Capital increase February	Share premium Capital increase June	Treasury shares	Hedging reserves	Cost of hedging reserves	Foreign currency translation reserve	(Accumulated losses)/ retained earnings
Beginning of financial year at Dec. 31, 2022	€ 540,568			€ 26,575			€ 509,542			€ 0	€ 1,343	€ 0	€ 0	€ 3,108
Profit for the year	11,498													11,498
Other comprehensive income for the year, net of tax	(29,626)										(19,281)	(3,621)	(6,724)
Total comprehensive income/loss for the period, net of tax	(18,128)			0			0			0	(19,281)	(3,621)	(6,724)	11,498
Transfer of cash flow hedge reserve to property, plant and equipment	0
Registration of new shares in relation to business combination	465,535			15,264			450,271
Costs incurred in connection with listing	(6,955)						(6,955)
Changes from business combination	(23,113)													(23,113)
Share-based payments	1,134													1,134
End of financial year at Dec. 31, 2023	959,041			41,839			952,858			0	(17,938)	(3,621)	(6,724)	(7,373)
Profit for the year	65,069													65,069
Other comprehensive income for the year, net of tax	57,463										14,606	8,752	34,105
Total comprehensive income/loss for the period, net of tax	122,532			0			0			0	14,606	8,752	34,105	65,069
Transfer of cash flow hedge reserve to property, plant and equipment	0
Capital increase		€ 154,868	€ 88		€ 5,301	€ 4		€ 149,567	€ 84
Costs incurred in connection with February 2024 capital increase		€ (3,014)						€ (3,014)
Treasury shares	(1,283)									(1,283)
Share-based payments	1,662													1,662
End of financial year at Dec. 31, 2024	1,233,894			47,144			1,099,495			(1,283)	(3,332)	5,131	27,381	59,358
Profit for the year	280,184													280,184
Other comprehensive income for the year, net of tax	(13,293)										(7,585)	(5,708)
Total comprehensive income/loss for the period, net of tax	266,891			0			0			0	(7,585)	(5,708)	0	280,184
Transfer of cash flow hedge reserve to property, plant and equipment	2,536										2,536
Treasury shares	(1,716)									(1,716)
Share-based payments	2,071													2,071
End of financial year at Dec. 31, 2025	€ 1,503,676			€ 47,144			€ 1,099,495			€ (2,999)	€ (8,381)	€ (577)	€ 27,381	€ 341,613